Identification and Activities of the Company and Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021 Employees	Dec. 31, 2020 Employees
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	127	126	6,081	5,507
Name of Location of work	6,081	5,507
In Chile [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Name of Location of work	5,671	5,080
Outside Chile [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Name of Location of work	410	427
Executives [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees			136	126
Professionals [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees			1,756	1,804
Technicians and operators [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees			4,189	3,577
SQM S.A [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees			425	408
Name of Location of work	425	408
SQM S.A [Member] | In Chile [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Name of Location of work	425	408
SQM S.A [Member] | Outside Chile [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Name of Location of work	0	0
SQM S.A [Member] | Executives [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees			33	33
SQM S.A [Member] | Professionals [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees			117	108
SQM S.A [Member] | Technicians and operators [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees			275	267
Other Subsidiaries [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees			5,656	5,099
Name of Location of work	5,656	5,099
Other Subsidiaries [Member] | In Chile [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Name of Location of work	5,246	4,672
Other Subsidiaries [Member] | Outside Chile [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Name of Location of work	410	427
Other Subsidiaries [Member] | Executives [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees			103	93
Other Subsidiaries [Member] | Professionals [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees			1,639	1,696
Other Subsidiaries [Member] | Technicians and operators [Member]
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees			3,914	3,310